Other Non-current Assets: Schedule of other non-current assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of other non-current assets:
Schedule of other non-current assets

	December 31, 2011	December 31, 2010
Capitalized loan origination fees	86,409	112,269
Intangible assets, net	35,242	42,121
Prepaid royalty	25,203	19,326
VAT receivable	18,206	–
Deferred assets from sale and lease back	13,630	–
Advance payments to non-state pension funds	13,539	14,208
Prepaid bonds	10,074	8,010
Single payment for participation in auction	7,180	–
Other	12,959	24,658
Total other non-current assets	222,442	220,592